PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.                                      PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2012	2013

Buildings	5,800	5,969
Furniture, fixtures and equipment	21,603	25,296
Motor vehicles	2,146	2,334
Leasehold improvements	37,217	40,947
Less: accumulated depreciation and amortization	(26,150)	(39,720)
	40,616	34,826

Depreciation and amortization expenses for the years ended December 31, 2011, 2012 and 2013 were $8,109, $15,308 and $16,117, respectively.